Cover	Oct. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-56213
Entity Registrant Name	SOUL BIOTECHNOLOGY CORP
Entity Central Index Key	0001726822
Entity Tax Identification Number	82-3155323
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	36 Fourth Ave. N
Entity Address, Address Line Two	Yorkton
Entity Address, City or Town	Saskatchewan
Entity Address, State or Province	SK
Entity Address, Country	CA
Entity Address, Postal Zip Code	S3N 2V7
City Area Code	(306)
Local Phone Number	563-4123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ADOB
Entity Emerging Growth Company	false